UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21775

                   OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: APRIL

                    Date of reporting period: APRIL 30, 2006



ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Global Equity            90.6%
Fixed Income              9.4

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on market value of investments in affiliated companies.

--------------------------------------------------------------------------------


                 6 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS REPORTING PERIOD ENDED APRIL 30, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Oppenheimer International Diversified Fund has performed well since its inception. From September 27, 2005 to the end of April the Fund's Class A shares rose 20.81%. The MSCI EAFE Index, composed of developed markets, returned 21.61%. While the Fund slightly underperformed its benchmark, its purpose is to deliver a broad exposure to markets outside the United States, including developing areas and foreign bond issues. Overall, we are pleased with the performance of the Fund and the diverse holdings it offers our shareholders.

      Geopolitical concerns have obscured robust economic growth over the past six months. Oil prices have dominated the news, as concern over supply disruption coupled with a lack of spare capacity has led to a West Texas Intermediate crude oil (WTI) price higher than $60. The economic impact of this has yet to be felt, particularly by the American consumer, which the world monitors carefully for any sign of a spending slowdown. In the meantime, hunger for all commodities in the developing world has sent prices higher, which has benefited producers of raw materials. The economic outlook for the world is currently optimistic. Anticipated European growth rates have risen in recent weeks; Japan is confirming its reemergence. Whether this will translate into continued strong equity returns is anybody's guess. There is still potential for a severe disruption in the system to snowball into a global equity slowdown, particularly if growth in developing markets falters.

      Good returns have been realized by our Oppenheimer International Small Company Fund, which had a total return of 39.46% since the inception of the Oppenheimer International Diversified Fund. Also of note was the performance of the Oppenheimer Developing Markets Fund, which returned 31.54% over the same period. Clearly these two funds contributed soundly to the Fund's overall performance.

      We see no reason to change the current allocation of the Fund at this time, as it provides a good balance between investment styles and geographic allocation. As always, our long term investment approach seeks to identify holdings that will outperform over the basis of several years, not quarters. The Oppenheimer International Diversified Fund has performed well thus far, and provides a good method for its investors to obtain exposure to markets outside of the United States.

      As always, we urge Shareholders to keep in mind the added volatility and risk--including currency fluctuations and economic and political instability--that investing in the securites of international markets entails.


                 7 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until April 30, 2006. In the case of all class shares, performance is measured from the inception of the class on September 27, 2005. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, Far
East), which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The index is unmanaged and cannot be purchased directly by investors. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                 8 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer International Diversified Fund (Class A)
Morgan Stanley Capital International (MSCI) Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer
                     International             Morgan Stanley
                    Diversified Fund        Capital International
                       (Class A)                (MSCI) Index
                    ----------------        ---------------------
09/27/2005                9,425                    10,000
10/31/2005                9,227                     9,636
01/31/2006               10,586                    11,167
04/30/2006               11,386                    12,049

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 4/30/06

1-Year N/A Since Inception (9/27/05) 13.86%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND CLASS N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 14 FOR FURTHER INFORMATION.


                 9 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer International Diversified Fund (Class B)
Morgan Stanley Capital International (MSCI) Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer
                     International             Morgan Stanley
                    Diversified Fund        Capital International
                       (Class B)                (MSCI) Index
                    ----------------        ---------------------
09/27/2005               10,000                    10,000
10/31/2005                9,790                     9,636
01/31/2006               11,202                    11,167
04/30/2006               11,520                    12,049

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 4/30/06

1-Year N/A Since Inception (9/27/05) 15.20%


                 10 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer International Diversified Fund (Class C)
Morgan Stanley Capital International (MSCI) Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer
                     International             Morgan Stanley
                    Diversified Fund        Capital International
                       (Class C)                (MSCI) Index
                    ----------------        ---------------------
09/27/2005               10,000                    10,000
10/31/2005                9,790                     9,636
01/31/2006               11,203                    11,167
04/30/2006               11,931                    12,049

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 4/30/06

1-Year N/A Since Inception (9/27/05) 19.31%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND CLASS N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 14 FOR FURTHER INFORMATION.


                 11 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer International Diversified Fund (Class N)
Morgan Stanley Capital International (MSCI) Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer
                      International             Morgan Stanley
                     Diversified Fund        Capital International
                        (Class N)                (MSCI) Index
                     ----------------        ---------------------
09/27/2005                10,000                    10,000
10/31/2005                 9,790                     9,636
01/31/2006                11,228                    11,167
04/30/2006                11,966                    12,049

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 4/30/06

1-Year N/A Since Inception (9/27/05) 19.66%


                 12 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer International Diversified Fund (Class Y)
Morgan Stanley Capital International (MSCI) Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer
                     International             Morgan Stanley
                    Diversified Fund        Capital International
                       (Class Y)                (MSCI) Index
                    ----------------        ---------------------
09/27/2005               10,000                    10,000
10/31/2005                9,790                     9,636
01/31/2006               11,256                    11,167
04/30/2006               12,116                    12,049

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 4/30/06

1-Year N/A Since Inception (9/27/05) 21.16%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND CLASS N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 14 FOR FURTHER INFORMATION.


                 13 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first offered on 9/27/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 9/27/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/27/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 9/27/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/27/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 14 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                 15 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING        ENDING            EXPENSES
                             ACCOUNT          ACCOUNT           PAID DURING
                             VALUE            VALUE             THE PERIOD ENDED
                             (11/1/05)        (4/30/06)         APRIL 30, 2006
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,234.00         $2.55
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,022.51          2.31
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,227.70          7.53
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,018.05          6.83
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,229.00          6.76
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,018.74          6.12
--------------------------------------------------------------------------------
Class N Actual                1,000.00         1,232.50          3.99
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00         1,021.22          3.61
--------------------------------------------------------------------------------
Class Y Actual                1,000.00         1,237.60          0.11
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00         1,024.70          0.10

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2006 are as follows:

CLASS    EXPENSE RATIOS
-----------------------
Class A        0.46%
-----------------------
Class B        1.36
-----------------------
Class C        1.22
-----------------------
Class N        0.72
-----------------------
Class Y        0.02

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                 16 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF INVESTMENTS  April 30, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES 1--96.4%
--------------------------------------------------------------------------------
FIXED INCOME--9.1%
Oppenheimer International Bond Fund, Cl. Y          4,712,831    $   28,041,344
--------------------------------------------------------------------------------
GLOBAL EQUITY--87.3%
Oppenheimer Developing Markets Fund, Cl. Y          1,059,927        44,993,904
--------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y        3,587,686        88,831,105
--------------------------------------------------------------------------------
Oppenheimer International Small Company Fund,
 Cl. Y                                              1,824,425        47,216,113
--------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc.,
 Cl. A                                              4,227,659        88,569,453
                                                                 ---------------
                                                                    269,610,575
                                                                 ---------------
Total Investments in Affiliated Companies
 (Cost $277,128,894)                                                297,651,919

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.2%
--------------------------------------------------------------------------------
Undivided interest of 0.41% in joint
repurchase agreement (Principal
Amount/Value $912,364,000, with a
maturity value of $912,721,343) with UBS
Warburg LLC, 4.70%, dated 4/28/06, to be
repurchased at $3,765,474 on 5/1/06,
collateralized by Federal National
Mortgage Assn., 5%, 3/1/34, with a value
of $933,734,744 (Cost $3,764,000)                 $ 3,764,000         3,764,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $280,892,894)          97.6%      301,415,919
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           2.4         7,259,746
                                                  ------------------------------
NET ASSETS                                              100.0%   $  308,675,665
                                                  ==============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Represents ownership of an affiliated fund, at or during the period ended April 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                      SHARES         GROSS          GROSS           SHARES
                                                          SEPTEMBER 27, 2005     ADDITIONS     REDUCTIONS   APRIL 30, 2006
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. Y                                --     1,061,676          1,749        1,059,927
Oppenheimer International Bond Fund, Cl. Y                                --     4,719,764          6,933        4,712,831
Oppenheimer International Growth Fund, Cl. Y                              --     3,593,590          5,904        3,587,686
Oppenheimer International Small Company Fund, Cl. Y                       --     1,827,342          2,917        1,824,425
Oppenheimer Quest International Value Fund, Inc., Cl. A                   --     4,233,748          6,089        4,227,659

                                                                                     VALUE       DIVIDEND         REALIZED
                                                                                SEE NOTE 1         INCOME       GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. Y                                    $ 44,993,904    $   108,011        $     227
Oppenheimer International Bond Fund, Cl. Y                                      28,041,344        272,770             (787)
Oppenheimer International Growth Fund, Cl. Y                                    88,831,105        125,371             (808)
Oppenheimer International Small Company Fund, Cl. Y                             47,216,113        173,948             (638)
Oppenheimer Quest International Value Fund, Inc., Cl. A                         88,569,453        588,991           (2,727)
                                                                              ---------------------------------------------
                                                                              $297,651,919    $ 1,269,091        $  (4,733)
                                                                              =============================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 17 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $3,764,000)                                           $   3,764,000
Affiliated companies (cost $277,128,894)                                             297,651,919
                                                                                   --------------
                                                                                     301,415,919
-------------------------------------------------------------------------------------------------
Cash                                                                                      19,769
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                    11,564,840
Interest and dividends                                                                    68,351
Other                                                                                      3,700
                                                                                   --------------
Total assets                                                                         313,072,579

-------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                  3,981,785
Shares of beneficial interest redeemed                                                   265,664
Distribution and service plan fees                                                        51,845
Registration and filing fees                                                              30,268
Shareholder communications                                                                28,082
Transfer and shareholder servicing agent fees                                             27,559
Trustees' compensation                                                                     1,389
Other                                                                                     10,322
                                                                                   --------------
Total liabilities                                                                      4,396,914

-------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $ 308,675,665
                                                                                   ==============

-------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                         $      26,183
-------------------------------------------------------------------------------------------------
Additional paid-in capital                                                           287,310,695
-------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                           (1,387)
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                             817,149
-------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                            20,523,025
                                                                                   --------------
NET ASSETS                                                                         $ 308,675,665
                                                                                   ==============


                 18 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

-------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$182,910,132 and 15,493,933 shares of beneficial interest outstanding)                    $11.81
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                           $12.53
-------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $33,842,883
and 2,878,041 shares of beneficial interest outstanding)                                  $11.76
-------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $84,528,461
and 7,184,386 shares of beneficial interest outstanding)                                  $11.77
-------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,989,042
and 507,729 shares of beneficial interest outstanding)                                    $11.80
-------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $1,405,147 and 118,712 shares of beneficial interest outstanding)               $11.84

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 19 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF OPERATIONS  For the Period Ended April 30, 2006 1
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                $   1,269,091
-------------------------------------------------------------------------------------------------
Interest                                                                                  55,372
                                                                                   --------------
Total investment income                                                                1,324,463

-------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                   81,285
Class B                                                                                   59,169
Class C                                                                                  144,897
Class N                                                                                    4,280
-------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                   46,855
Class B                                                                                   14,536
Class C                                                                                   23,078
Class N                                                                                    1,349
Class Y                                                                                       20
-------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                   22,259
Class B                                                                                    7,277
Class C                                                                                    9,420
Class N                                                                                      488
Class Y                                                                                        7
-------------------------------------------------------------------------------------------------
Registration and filing fees                                                              30,440
-------------------------------------------------------------------------------------------------
Trustees' compensation                                                                     1,759
-------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                  165
-------------------------------------------------------------------------------------------------
Other                                                                                     10,915
                                                                                   --------------
Total expenses                                                                           458,199
Less waivers and reimbursements of expenses                                              (38,498)
                                                                                   --------------
Net expenses                                                                             419,701

-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                    904,762

-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
  Distributions received from affiliated companies                                     1,088,557
  Affiliated companies                                                                    (4,733)
                                                                                   --------------
Net realized gain                                                                      1,083,824
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                  20,523,025

-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $  22,511,611
                                                                                   ==============

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 20 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED APRIL 30,                                                                    2006 1
--------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------
Net investment income                                                              $     904,762
--------------------------------------------------------------------------------------------------
Net realized gain                                                                      1,083,824
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 20,523,025
                                                                                   ---------------
Net increase in net assets resulting from operations                                  22,511,611

--------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                 (712,897)
Class B                                                                                 (128,919)
Class C                                                                                 (221,423)
Class N                                                                                  (13,342)
Class Y                                                                                   (2,866)

--------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                              169,798,646
Class B                                                                               31,525,125
Class C                                                                               78,877,189
Class N                                                                                5,634,714
Class Y                                                                                1,303,827

--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------
Total increase                                                                       308,571,665
--------------------------------------------------------------------------------------------------
Beginning of period                                                                      104,000 2
                                                                                   ---------------
End of period (including accumulated net investment loss of $1,387
for the period ended April 30, 2006)                                               $ 308,675,665
                                                                                   ===============

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2. Reflects the value of the Manager's initial seed money investment on August 25, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 21 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        CLASS A         CLASS B
PERIOD ENDED APRIL 30,                                                   2006 1          2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $     10.00      $    10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                     .14 3           .09 3
Net realized and unrealized gain                                           1.91            1.90
                                                                    ------------------------------
Total from investment operations                                           2.05            1.99
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                       (.24)           (.23)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $     11.81      $    11.76
                                                                    ==============================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                        20.81%          20.20%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                            $   182,910      $   33,843
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                   $    56,852      $   10,159
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                      2.10% 3         1.34% 3
Total expenses                                                             0.53% 6         1.42% 7
Expenses after waivers and reimbursements
and reduction to custodian expenses                                        0.46%           1.35%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       0%              0%

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Net investment income per share and the net investment income ratio include $.07 and 0.63%, respectively, resulting from a dividend received from Oppenheimer Quest International Value Fund, Inc. in December, 2005.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses was as follows:
         Period Ended April 30, 2006        1.43%

7. Expenses paid including all underlying fund expenses was as follows:
         Period Ended April 30, 2006        2.32%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 22 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

                                                       CLASS C        CLASS N         CLASS Y
PERIOD ENDED APRIL 30,                                  2006 1         2006 1          2006 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   10.00      $   10.00      $    10.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                    .04 3          .10 3           .09 3
Net realized and unrealized gain                          1.96           1.93            1.99
                                                     -------------------------------------------
Total from investment operations                          2.00           2.03            2.08
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.23)          (.23)           (.24)
------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   11.77      $   11.80      $    11.84
                                                     ===========================================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                       20.31%         20.66%          21.16%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  84,529      $   5,989      $    1,405
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  24,928      $   1,477      $      469
------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                     0.67% 3        1.61% 3         1.41% 3
Total expenses                                            1.28% 6        0.79% 7         0.08% 8
Expenses after waivers and reimbursements
and reduction to custodian expenses                       1.21%          0.72%           0.01%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      0%             0%              0%

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Net investment income per share and the net investment income ratio include $.07 and 0.63%, respectively, resulting from a dividend received from Oppenheimer Quest International Value Fund, Inc. in December, 2005.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses was as follows:
         Period Ended April 30, 2006        2.18%

7. Expenses paid including all underlying fund expenses was as follows:
         Period Ended April 30, 2006        1.69%

8. Expenses paid including all underlying fund expenses was as follows:
         Period Ended April 30, 2006        0.98%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 23 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Diversified Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek to achieve a high total return through both capital appreciation and income. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Fund normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the


                 24 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                 25 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED      ACCUMULATED     OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM             LOSS    FOR FEDERAL INCOME
      INCOME                    GAIN   CARRYFORWARD 1          TAX PURPOSES
      ---------------------------------------------------------------------
                 $--        $817,149              $--           $20,523,025

1. During the period ended April 30, 2006, the Fund did not have any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for April 30, 2006. Net assets of the Fund were unaffected by the reclassifications.

                            REDUCTION TO          REDUCTION TO
                             ACCUMULATED       ACCUMULATED NET
      INCREASE TO         NET INVESTMENT         REALIZED GAIN
      PAID-IN CAPITAL               LOSS      ON INVESTMENTS 2
      --------------------------------------------------------
              $93,377           $173,298              $266,675

2. $102,179, all of which was of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the period ended April 30, 2006 was as follows:

                                           PERIOD ENDED
                                       APRIL 30, 2006 3
      -------------------------------------------------
      Distributions paid from:
      Ordinary income                        $1,079,447

3. For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities   $280,892,894
                                       ============
      Gross unrealized appreciation    $ 20,523,025
      Gross unrealized depreciation              --
                                       ------------
      Net unrealized appreciation      $ 20,523,025
                                       ============


                 26 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the period ended April 30, 2006, the Fund's projected benefit obligations were increased by $1,275, resulting in an accumulated liability of $1,275 as of April 30, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At April 30, 2006, the Fund had $138 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                 27 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                               PERIOD ENDED APRIL 30, 2006 1,2
                                                   SHARES               AMOUNT
-------------------------------------------------------------------------------
CLASS A
Sold                                           15,954,779        $ 174,923,126
Dividends and/or distributions reinvested          59,487              613,903
Redeemed                                         (530,333)          (5,738,383)
                                               --------------------------------
Net increase                                   15,483,933        $ 169,798,646
                                               ================================

-------------------------------------------------------------------------------
CLASS B
Sold                                            2,903,240        $  31,813,205
Dividends and/or distributions reinvested          10,346              106,666
Redeemed                                          (35,645)            (394,746)
                                               --------------------------------
Net increase                                    2,877,941        $  31,525,125
                                               ================================

-------------------------------------------------------------------------------
CLASS C
Sold                                            7,231,052        $  79,421,279
Dividends and/or distributions reinvested          18,954              195,420
Redeemed                                          (65,720)            (739,510)
                                               --------------------------------
Net increase                                    7,184,286        $  78,877,189
                                               ================================

-------------------------------------------------------------------------------
CLASS N
Sold                                              523,141        $   5,813,469
Dividends and/or distributions reinvested           1,258               12,979
Redeemed                                          (16,770)            (191,734)
                                               --------------------------------
Net increase                                      507,629        $   5,634,714
                                               ================================


                 28 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

                                               PERIOD ENDED APRIL 30, 2006 1,2
                                                   SHARES               AMOUNT
-------------------------------------------------------------------------------
CLASS Y
Sold                                              119,418        $   1,313,165
Dividends and/or distributions reinvested             275                2,842
Redeemed                                           (1,081)             (12,180)
                                               --------------------------------
Net increase                                      118,612        $   1,303,827
                                               ================================

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006, for Class A, Class B, Class C, Class N and Class Y shares.

2. The Fund sold 10,000 Class A shares at a value of $100,000 and 100 shares of each Class B, Class C, Class N and Class Y at a value of $1,000, $1,000, $1,000 and $1,000, respectively, to the Manager upon seeding of the Fund on August 25, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended April 30, 2006, were as follows:

                                PURCHASES       SALES
-----------------------------------------------------
Investment securities        $272,211,664    $408,367

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Fund for the period ended April 30, 2006 were 0.66%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended April 30, 2006, the Fund paid $58,001 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The


                 29 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2006 for Class B, Class C and Class N shares were $573,256, $767,178 and $31,757, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A          CLASS B          CLASS C          CLASS N
                           CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                     SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                       RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
PERIOD ENDED           DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
------------------------------------------------------------------------------------------------------
April 30, 2006            $476,477          $10,566           $3,198           $4,418              $--

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a percentage of average daily net assets will not exceed the following annual rates: 1.75%, 2.50%, 2.50% and 2.00%, for Class A, Class B, Class C and Class N, respectively. During the period ended April 30, 2006, the Manager reimbursed the Fund $23,120, $4,135, $10,171, $602 and $192 for the Class A, Class B, Class C, Class N and


                 30 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the period ended April 30, 2006, OFS waived $182, $80 and $16 for Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on December 14, 2005, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund to replace the firm of Ernst & Young LLP, who were dismissed as the independent registered public accounting firm to the Fund. This change in the Fund's auditors was approved by the Fund's audit committee and ratified by the Fund's independent Trustees.

      The report of Ernst & Young LLP on the Fund's statements of assets and liabilities as of August 25, 2005 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.

      The Fund commenced operations on September 27, 2005. During the period August 25, 2005 through December 14, 2005, there were no disagreements with Ernst & Young LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the matter in their report.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.


                 31 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LITIGATION Continued

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.


                 32 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER INTERNATIONAL DIVERSIFIED
FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer International Diversifed Fund, including the statement of investments, as of April 30, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period September 27, 2005 (commencement of operations) to April 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Diversified Fund as of April 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period September 27, 2005 (commencement of operations) to April 30, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
June 15, 2006


                 33 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended April 30, 2006 which are not designated as capital gain distributions should be multiplied by 0.22% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended April 30, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $405,480 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended April 30, 2006, $279,276 or 25.87% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                 34 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 35 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5
FUND, LENGTH OF SERVICE, AGE       YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
                                   NUMBER OF PORTFOLIOS IN THE FUND COMPLEX
                                   CURRENTLY OVERSEEN

INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART
TRUSTEES                           BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
                                   COLORADO 80112-3924. EACH TRUSTEE SERVES FOR
                                   AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                Director of American Commercial Lines (barge
Chairman of the Board              company) (since January 2005); Attorney at
of Trustees (since 2005),          Hogan & Hartson (law firm) (since June 1993);
Trustee (since 2005)               Director of Covanta Holding Corp.
Age: 75                            (waste-to-energy company) (since 2002);
                                   Director of Weyerhaeuser Corp. (1999-April
                                   2004); Director of Caterpillar, Inc. (1993-
                                   December 2002); Director of ConAgra Foods
                                   (1993-2001); Director of Texas Instruments
                                   (1993-2001); Director of FMC Corporation
                                   (1993-2001). Oversees 38 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                   Trustee of the Committee for Economic
Trustee (since 2005)               Development (policy research founda- tion)
Age: 65                            (since 2005); Director of ICI Education
                                   Foundation (education foundation) (since
                                   October 1991); President of the Investment
                                   Company Institute (trade association)
                                   (October 1991-June 2004); Director of ICI
                                   Mutual Insurance Company (insurance company)
                                   (October 1991-June 2004). Oversees 38 portfo-lios in the OppenheimerFunds complex.

ROBERT G. GALLI,                   A director or trustee of other Oppenheimer
Trustee (since 2005)               funds. Oversees 48 portfolios in the
Age: 72                            OppenheimerFunds complex.

PHILLIP A. GRIFFITHS,              Distinguished Presidential Fellow for
Trustee (since 2005)               International Affairs (since 2002) and Member
Age: 67                            (since 1979) of the National Academy of
                                   Sciences; Council on Foreign Relations (since
                                   2002); Director of GSI Lumonics Inc.
                                   (precision medical equip- ment supplier)
                                   (since 2001); Senior Advisor of The Andrew W.
                                   Mellon Foundation (since 2001); Chair of
                                   Science Initiative Group (since 1999); Member of the American Philosophical Society (since
                                   1996); Trustee of Woodward Academy (since
                                   1983); Foreign Associate of Third World
                                   Academy of Sciences; Director of the
                                   Institute for Advanced Study (1991-2004);
                                   Director of Bankers Trust New York
                                   Corporation (1994-1999); Provost at Duke
                                   University (1983- 1991). Oversees 38
                                   portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                    Trustee of the American Symphony Orchestra
Trustee (since 2005)               (not-for-profit) (since October 1998); and
Age: 63                            Senior Vice President and General Auditor of
                                   American Express Company (financial services company) (July 1998-February 2003). Oversees
                                   38 portfolios in the OppenheimerFunds
                                   complex.

JOEL W. MOTLEY,                    Director of Columbia Equity Financial Corp.
Trustee (since 2005)               (privately-held financial adviser) (since
Age: 53                            2002); Managing Director of Carmona Motley,
                                   Inc. (privately-held finan- cial adviser)
                                   (since January 2002); Managing Director of
                                   Carmona Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December
                                   2001); Member of the Finance and Budget
                                   Committee of the Council on Foreign
                                   Relations, the Investment Committee of the Episcopal Church of America, the Investment
                                   Committee and Board of Human Rights Watch and the Investment Committee of Historic Hudson
                                   Valley. Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

KENNETH A. RANDALL,                Director of Dominion Resources, Inc.
Trustee (since 2005)               (electric utility holding company) (February
Age: 78                            1972-October 2005); Former Director of Prime
                                   Retail, Inc. (real estate investment trust), Dominion Energy Inc. (electric power and oil
                                   & gas producer), Lumberman's Mutual Casualty
                                   Company, American Motorists Insurance


                 36 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

KENNETH A. RANDALL,                Company and American Manufacturers Mutual
Continued                          Insurance Company; Former President and Chief
                                   Executive Officer of The Conference Board,
                                   Inc. (interna- tional economic and business research). Oversees 38 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,          Chairman of The Directorship Search Group,
Trustee (since 2005)               Inc. (corporate governance consult- ing and
Age: 74                            executive recruiting) (since 1993); Life
                                   Trustee of International House (non-profit educational organization); Founder, Chairman and Chief Executive Officer of Russell
                                   Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan & Co. (1958-1966); 1st Lt.
                                   Strategic Air Command, U.S. Air Force
                                   (1954-1958). Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                  Director of the following medical device
Trustee (since 2005)               companies: Medintec (since 1992) and Cathco
Age: 65                            (since 1996); Director of Lakes Environmental
                                   Association (since 1996); Member of the
                                   Investment Committee of the Associated Jewish
                                   Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-
                                   December 2001). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

PETER I. WOLD,                     President of Wold Oil Properties, Inc. (oil
Trustee (since 2005)               and gas exploration and production company)
Age: 58                            (since 1994); Vice President, Secretary and
                                   Treasurer of Wold Trona Company, Inc. (soda ash processing and production) (since 1996);
                                   Vice President of Wold Talc Company, Inc.
                                   (talc mining) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching)
                                   (since 1979); Director and Chairman of the
                                   Denver Branch of the Federal Reserve Bank of
                                   Kansas City (1993-1999); and Director of
                                   PacifiCorp. (electric utility) (1995-1999).
                                   Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

BRIAN F. WRUBLE,                   General Partner of Odyssey Partners, L.P.
Trustee (since 2005)               (hedge fund) (since September 1995); Director
Age: 63                            of Special Value Opportunities Fund, LLC
                                   (registered investment com- pany) (since
                                   September 2004); Member of Zurich Financial
                                   Investment Advisory Board (insurance) (since
                                   October 2004); Board of Governing Trustees of
                                   The Jackson Laboratory (non-profit) (since
                                   August 1990); Trustee of the Institute for
                                   Advanced Study (non-profit educational
                                   institute) (since May 1992); Special Limited
                                   Partner of Odyssey Investment Partners, LLC
                                   (private equity investment) (January
                                   1999-September 2004); Trustee of Research
                                   Foundation of AIMR (2000- 2002) (investment research, non-profit); Governor, Jerome Levy
                                   Economics Institute of Bard College (August
                                   1990-September 2001) (economics research);
                                   Director of Ray & Berendtson, Inc. (May
                                   2000-April 2002) (executive search firm).
                                   Oversees 48 portfolios in the
                                   OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD
AND OFFICER                        FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
                                   FLOOR, NEW YORK, NEW YORK 10281-1008. MR.
                                   MURPHY SERVES AS A TRUSTEE FOR AN INDEF-
                                   INITE TERM, OR UNTIL HIS RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL AND AS AN
                                   OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.
                                   MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO
                                   HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND
                                   ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and
Trustee, President and             Director (since June 2001) and President
Principal Executive Officer        (since September 2000) of the Manager;
(since 2005)                       President and a director or trustee of other
Age: 56                            Oppenheimer funds; President and Director of
                                   Oppenheimer Acquisition Corp. ("OAC") (the
                                   Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc.
                                   (holding company subsidiary of the Manager)
                                   (since July 2001); Director of
                                   OppenheimerFunds Distributor, Inc.
                                   (subsidiary of the Manager) (since November
                                   2001); Chairman and Director of Shareholder
                                   Services, Inc. and of Shareholder Financial
                                   Services, Inc. (transfer agent sub- sidiaries of the Manager) (since July 2001); President and Director of


                 37 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                    OppenheimerFunds Legacy Program (charitable
Continued                          trust program established by the Manager)
                                   (since July 2001); Director of the following investment advisory subsidiaries of the
                                   Manager: OFI Institutional Asset Management,
                                   Inc., Centennial Asset Management
                                   Corporation, Trinity Investment Management
                                   Corporation and Tremont Capital Management,
                                   Inc. (since November 2001), HarbourView Asset
                                   Management Corporation and OFI Private
                                   Investments, Inc. (since July 2001);
                                   President (since November 1, 2001) and
                                   Director (since July 2001) of Oppenheimer
                                   Real Asset Management, Inc.; Executive Vice
                                   President of Massachusetts Mutual Life
                                   Insurance Company (OAC's parent company)
                                   (since February 1997); Director of DLB
                                   Acquisition Corporation (holding company par-ent of Babson Capital Management LLC) (since
                                   June 1995); Member of the Investment Company
                                   Institute's Board of Governors (since October
                                   3, 2003); Chief Operating Officer of the
                                   Manager (September 2000-June 2001); President and Trustee of MML Series Investment Fund and
                                   MassMutual Select Funds (open-end investment companies) (November 1999-November 2001);
                                   Director of C.M. Life Insurance Company
                                   (September 1999-August 2000); President,
                                   Chief Executive Officer and Director of MML
                                   Bay State Life Insurance Company (September
                                   1999-August 2000); Director of Emerald Isle
                                   Bancorp and Hibernia Savings Bank
                                   (wholly-owned subsidiary of Emerald Isle
                                   Bancorp) (June 1989-June 1998). Oversees 86 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. EVANS AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281- 1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT DEATH OR REMOVAL.

GEORGE R. EVANS,                   Senior Vice President (since October 1993)
Vice President and Portfolio       and Director of International Equities (since
Manager (since 2005)               July 2004) of the Manager. Formerly Vice
Age: 46                            President of HarbourView Asset Management
                                   Corporation (July 1994-November 2001). An officer of 4 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance
Vice President and Chief           Officer of the Manager (since March 2004);
Compliance Officer                 Vice President of OppenheimerFunds
(since 2005)                       Distributor, Inc., Centennial Asset
Age: 55                            Management Corporation and Shareholder
                                   Services, Inc. (since June 1983). Former Vice
                                   President and Director of Internal Audit of the Manager (1997- February 2004). An officer of 86 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the
Treasurer and Principal            Manager (since March 1999); Treasurer of the
Financial and Accounting           following: HarbourView Asset Management
Officer (since 2005)               Corporation, Shareholder Financial Services,
Age: 46                            Inc., Shareholder Services, Inc., Oppenheimer
                                   Real Asset Management Corporation, and
                                   Oppenheimer Partnership Holdings, Inc. (since
                                   March 1999), OFI Private Investments, Inc.
                                   (since March 2000), OppenheimerFunds
                                   International Ltd. (since May 2000),
                                   OppenheimerFunds plc (since May 2000), OFI
                                   Institutional Asset Management, Inc. (since
                                   November 2000), and OppenheimerFunds Legacy
                                   Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust
                                   Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                   Treasurer of the following: OAC (since March
                                   1999),Centennial Asset Management Corporation
                                   (March 1999- October 2003) and
                                   OppenheimerFunds Legacy Program (April
                                   2000-June 2003); Principal and Chief
                                   Operating Officer of Bankers Trust Company-
                                   Mutual Fund Services Division (March
                                   1995-March 1999). An officer of 86 portfolios in the OppenheimerFunds complex.


                 38 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

ROBERT G. ZACK,                    Executive Vice President (since January 2004)
Secretary (since 2005)             and General Counsel (since March 2002) of the
Age: 57                            Manager; General Counsel and Director of the
                                   Distributor (since December 2001); General
                                   Counsel of Centennial Asset Management
                                   Corporation (since December 2001); Senior
                                   Vice President and General Counsel of
                                   HarbourView Asset Management Corporation
                                   (since December 2001); Secretary and General
                                   Counsel of OAC (since November 2001);
                                   Assistant Secretary (since September 1997) and Director (since November 2001) of
                                   OppenheimerFunds International Ltd. and
                                   OppenheimerFunds plc; Vice President and
                                   Director of Oppenheimer Partnership Holdings,
                                   Inc. (since December 2002); Director of
                                   Oppenheimer Real Asset Management, Inc.
                                   (since November 2001); Senior Vice President,
                                   General Counsel and Director of Shareholder
                                   Financial Services, Inc. and Shareholder
                                   Services, Inc. (since December 2001); Senior
                                   Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                   Trust Company (since November 2001); Vice
                                   President of OppenheimerFunds Legacy Program
                                   (since June 2003); Senior Vice President and
                                   General Counsel of OFI Institutional Asset
                                   Management, Inc. (since November 2001);
                                   Director of OppenheimerFunds (Asia) Limited
                                   (since December 2003); Senior Vice President
                                   (May 1985-December 2003), Acting General
                                   Counsel (November 2001-February 2002) and
                                   Associate General Counsel (May 1981-October
                                   2001) of the Manager; Assistant Secretary of the following: Shareholder Services, Inc.
                                   (May 1985-November 2001), Shareholder
                                   Financial Services, Inc. (November
                                   1989-November 2001), and OppenheimerFunds
                                   International Ltd. (September 1997-November
                                   2001). An officer of 86 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                 39 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND




ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $10,000 in fiscal 2006 and no such fees in fiscal 2005.

(b) Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 for fiscal year 2006 and no such fees for fiscal year 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  internal control reviews.

(c) Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2006 and no such fees for fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  Preparation of Form 5500.

(d) All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during fiscal 2006 and $115,000 during fiscal 2005 to the registrant's investment adviser or any entity controlling,controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

    The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

    Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

    (2) 100%

(f) Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2006 and $115,000 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) (1) Exhibit attached hereto.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Diversified Fund

By: /s/ JOHN V. MURPHY
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ JOHN V. MURPHY
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 15, 2006

By: /s/ BRIAN W. WIXTED
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: June 15, 2006